Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited)

March 31, 2020

	Shares/ Principal	Fair Value
Corporate Bonds and Notes - 44.3%
Aerospace & Defense - 2.4%
Boeing Co. (The)
2.60%, 10/30/25	$150,000	$135,124
3.45%, 11/1/28	100,000	86,834
General Dynamics Corp.
2.02%, (3 Month US Libor + 0.29%), 5/11/20(a)	125,000	125,021
2.88%, 5/11/20	150,000	150,103
4.25%, 4/1/50	25,000	31,480
Lockheed Martin Corp., 3.55%, 1/15/26	300,000	321,416
Northrop Grumman Corp.
2.93%, 1/15/25	225,000	228,388
3.25%, 1/15/28	300,000	311,736
4.75%, 6/1/43	50,000	59,907
5.25%, 5/1/50	150,000	202,843
United Technologies Corp.
3.95%, 8/16/25	275,000	300,188
4.13%, 11/16/28	75,000	82,332
4.05%, 5/4/47	25,000	27,424
4.63%, 11/16/48	50,000	59,088
		2,121,884
Agriculture - 0.5%
Altria Group, Inc., 3.80%, 2/14/24	150,000	152,038
Archer-Daniels-Midland Co., 3.25%, 3/27/30	50,000	53,056
BAT Capital Corp., 4.76%, 9/6/49	25,000	23,604
Reynolds American, Inc., 3.25%, 6/12/20	200,000	199,400
		428,098
Apparel - 0.1%
NIKE, Inc.
3.25%, 3/27/40	75,000	78,603
3.38%, 3/27/50	25,000	27,273
		105,876
Auto Manufacturers - 0.2%
General Motors Co., 4.00%, 4/1/25	50,000	42,167
General Motors Financial Co., Inc.
4.30%, 7/13/25	75,000	66,420
5.65%, 1/17/29	25,000	21,686
		130,273
Banks - 11.7%
Banco Santander SA, 4.25%, 4/11/27	200,000	194,695
Bank of America Corp.
2.82%, (3 Month US Libor + 0.93%), 7/21/23(a)	250,000	251,028
3.86%, (3 Month US Libor + 0.94%), 7/23/24(a)	150,000	156,942
4.20%, 8/26/24	150,000	159,542
3.25%, 10/21/27	175,000	179,290
4.18%, 11/25/27	25,000	25,842

	Shares/ Principal	Fair Value
Banks (continued)
3.42%, (3 Month US Libor + 1.04%), 12/20/28(a)	$108,000	$111,406
4.27%, (3 Month US Libor + 1.31%), 7/23/29(a)	125,000	135,133
2.88%, (3 Month US Libor + 1.19%), 10/22/30(a)	100,000	99,965
2.50%, (3 Month US Libor + 0.99%), 2/13/31(a)	25,000	24,173
6.11%, 1/29/37	100,000	128,471
4.08%, (3 Month US Libor + 3.15%), 3/20/51(a)	225,000	257,554
Barclays PLC, 4.61%, (3 Month US Libor + 1.40%), 2/15/23(a)	225,000	227,534
BNP Paribas SA, 3.38%, 1/9/25(b)	252,000	249,788
BPCE SA, 4.00%, 9/12/23(b)	250,000	252,002
Citigroup, Inc.
2.70%, 10/27/22	200,000	198,867
4.60%, 3/9/26	75,000	79,554
3.40%, 5/1/26	200,000	208,376
3.67%, (3 Month US Libor + 1.39%), 7/24/28(a)	50,000	51,764
4.13%, 7/25/28	100,000	102,325
2.98%, (SOFR + 1.42%), 11/5/30(a)	100,000	97,660
4.41%, (SOFR + 3.91%), 3/31/31(a)	75,000	82,401
Comerica Bank, 2.50%, 7/23/24	300,000	297,369
Credit Suisse AG, 2.10%, 11/12/21	250,000	249,280
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/26	255,000	267,140
Deutsche Bank AG, 2.70%, 7/13/20	250,000	245,092
HSBC Bank USA NA, 4.88%, 8/24/20	250,000	251,810
Huntington Bancshares, Inc., 4.00%, 5/15/25	150,000	157,135
ING Groep NV, 4.63%, 1/6/26(b)	225,000	237,094
JPMorgan Chase & Co.
4.02%, (3 Month US Libor + 1.00%), 12/5/24(a)	350,000	370,852
2.30%, (SOFR + 1.16%), 10/15/25(a)	225,000	223,877
3.30%, 4/1/26	225,000	233,636
2.95%, 10/1/26	200,000	206,327
3.96%, (3 Month US Libor + 1.25%), 1/29/27(a)	175,000	188,198
3.51%, (3 Month US Libor + 0.95%), 1/23/29(a)	125,000	128,690
Lloyds Bank PLC, 2.23%, (3 Month US Libor + 0.49%), 5/7/21(a)	275,000	259,077
Mitsubishi UFJ Financial Group, Inc., 3.75%, 7/18/39	225,000	210,719
Mizuho Financial Group, Inc., 2.60%, 9/11/22	400,000	397,694
Morgan Stanley

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Banks (continued)
3.74%, (3 Month US Libor + 0.85%), 4/24/24(a)	$50,000	$51,206
3.70%, 10/23/24	275,000	288,367
2.72%, (SOFR + 1.15%), 7/22/25(a)	75,000	75,147
3.63%, 1/20/27	400,000	427,965
3.95%, 4/23/27	75,000	78,985
4.43%, (3 Month US Libor + 1.63%), 1/23/30(a)	100,000	111,015
3.62%, (SOFR + 3.12%), 4/1/31(a)	75,000	78,446
5.60%, (SOFR + 4.84%), 3/24/51(a)	50,000	69,345
Royal Bank of Canada, 3.20%, 4/30/21	150,000	151,789
Royal Bank of Scotland Group PLC, 4.52%, (3 Month US Libor + 1.55%), 6/25/24(a)	300,000	302,082
Santander UK PLC, 2.88%, 6/18/24	225,000	224,589
Standard Chartered PLC, 4.25%, (3 Month US Libor + 1.15%), 1/20/23(a),(b)	375,000	376,470
Wells Fargo & Co.
3.55%, 9/29/25	125,000	131,378
3.00%, 10/23/26	325,000	332,196
4.30%, 7/22/27	100,000	106,519
4.15%, 1/24/29	25,000	27,345
5.01%, (3 Month US Libor + 4.24%), 4/4/51(a)	25,000	31,920
Westpac Banking Corp., 4.11%, (US 5 Year CMT + 2.00%), 7/24/34(a)	125,000	121,168
		10,184,234
Beverages - 2.3%
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 2/1/36	200,000	209,448
4.90%, 2/1/46	450,000	490,124
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/29	175,000	193,174
4.60%, 4/15/48	175,000	185,142
5.55%, 1/23/49	50,000	58,770
Constellation Brands, Inc.
2.39%, (3 Month US Libor + 0.70%), 11/15/21(a)	175,000	164,962
4.40%, 11/15/25	200,000	201,726
3.60%, 2/15/28	100,000	97,807
3.15%, 8/1/29	125,000	116,099
Keurig Dr Pepper, Inc.
4.06%, 5/25/23	125,000	130,028
5.09%, 5/25/48	25,000	31,127
PepsiCo, Inc., 3.63%, 3/19/50	75,000	89,043
		1,967,450

	Shares/ Principal	Fair Value
Biotechnology - 0.2%
Amgen, Inc., 3.13%, 5/1/25	$175,000	$185,655

Building Materials - 0.6%
Carrier Global Corp.
2.49%, 2/15/27(b)	225,000	214,625
2.72%, 2/15/30(b)	350,000	322,502
		537,127
Chemicals - 0.3%
DuPont de Nemours, Inc., 4.21%, 11/15/23	175,000	184,268
Sherwin-Williams Co. (The), 4.50%, 6/1/47	100,000	107,007
		291,275
Commercial Services - 0.5%
Global Payments, Inc.
2.65%, 2/15/25	75,000	73,636
3.20%, 8/15/29	50,000	47,715
PayPal Holdings, Inc., 2.65%, 10/1/26	225,000	220,265
S&P Global, Inc., 2.95%, 1/22/27	50,000	50,010
		391,626
Computers - 0.8%
Apple, Inc., 3.25%, 2/23/26	175,000	189,992
Dell International LLC / EMC Corp.
5.45%, 6/15/23(b)	200,000	205,530
6.02%, 6/15/26(b)	175,000	180,614
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	50,000	52,645
6.35%, 10/15/45	60,000	71,204
		699,985
Diversified Financial Services - 2.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.88%, 1/16/24	175,000	150,460
Air Lease Corp.
2.30%, 2/1/25	175,000	133,444
3.75%, 6/1/26	175,000	151,004
American Express Co., 3.63%, 12/5/24	175,000	180,140
Avolon Holdings Funding Ltd.
3.95%, 7/1/24(b)	75,000	60,463
2.88%, 2/15/25(b)	150,000	116,261
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	250,000	248,754
Mastercard, Inc.
3.30%, 3/26/27	50,000	54,476
3.85%, 3/26/50	25,000	30,636
Nuveen LLC, 4.00%, 11/1/28(b)	75,000	78,369
Visa, Inc.
3.15%, 12/14/25	575,000	626,265
2.05%, 4/15/30	25,000	24,964

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Diversified Financial Services (continued)
2.70%, 4/15/40	$25,000	$24,816
		1,880,052
Electric - 2.6%
Alliant Energy Finance LLC, 3.75%, 6/15/23(b)	50,000	51,689
Ameren Corp., 3.50%, 1/15/31	25,000	24,941
American Electric Power Co., Inc., 2.30%, 3/1/30	50,000	46,623
Arizona Public Service Co., 2.95%, 9/15/27	175,000	175,462
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	50,000	51,673
3.70%, 7/15/30(b)	75,000	80,390
6.13%, 4/1/36	74,000	97,513
4.25%, 10/15/50(b)	25,000	28,311
Dominion Energy, Inc.
3.07%, 8/15/24(c)	175,000	174,458
3.38%, 4/1/30	50,000	49,498
Duke Energy Carolinas LLC, 3.95%, 3/15/48	25,000	28,141
Duke Energy Corp., 3.15%, 8/15/27	200,000	196,823
Entergy Corp., 2.95%, 9/1/26	175,000	165,029
Exelon Corp., 4.05%, 4/15/30	50,000	50,500
FirstEnergy Corp., 2.65%, 3/1/30	150,000	139,830
MidAmerican Energy Co., 3.65%, 4/15/29	75,000	80,463
NRG Energy, Inc., 3.75%, 6/15/24(b)	150,000	147,152
Ohio Power Co., 2.60%, 4/1/30	50,000	48,559
Sempra Energy
1.72%, (3 Month US Libor + 0.50%), 1/15/21(a)	50,000	47,362
3.40%, 2/1/28	125,000	125,253
Southern California Edison Co., 4.20%, 3/1/29	100,000	106,205
Southern Co. (The), 3.25%, 7/1/26	350,000	348,464
		2,264,339

Engineering & Construction - 0.2%
Mexico City Airport Trust, 3.88%, 4/30/28(b)	200,000	168,083

Environmental Control - 0.3%
Republic Services, Inc., 2.50%, 8/15/24	150,000	151,195
Waste Management, Inc., 3.20%, 6/15/26	100,000	104,051
		255,246
Food - 0.4%
JM Smucker Co. (The), 2.38%, 3/15/30	50,000	46,358
Mars, Inc.
2.70%, 4/1/25(b)	50,000	51,400
3.20%, 4/1/30(b)	75,000	78,285

	Shares/ Principal	Fair Value
Food (continued)
Sysco Corp., 6.60%, 4/1/50	$50,000	$52,425
Tyson Foods, Inc., 3.90%, 9/28/23	125,000	129,854
		358,322
Gas - 0.6%
NiSource, Inc.
3.65%, 6/15/23	125,000	128,016
3.49%, 5/15/27	400,000	404,374
		532,390
Hand & Machine Tools - 0.2%
Stanley Black & Decker, Inc., 4.25%, 11/15/28	125,000	133,247

Healthcare-Products - 0.7%
DH Europe Finance II SARL
2.20%, 11/15/24	125,000	121,429
2.60%, 11/15/29	50,000	48,559
3.25%, 11/15/39	100,000	98,853
Thermo Fisher Scientific, Inc., 3.65%, 12/15/25	200,000	207,253
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	175,000	174,342
		650,436
Healthcare-Services - 0.3%
Sutter Health, 4.09%, 8/15/48	225,000	240,376

Insurance - 1.6%
AIA Group Ltd., 3.20%, 3/11/25(b)	200,000	204,847
American International Group, Inc.
3.90%, 4/1/26	175,000	180,237
4.20%, 4/1/28	75,000	77,281
Arch Capital Finance LLC, 5.03%, 12/15/46	150,000	174,680
Berkshire Hathaway Finance Corp., 1.85%, 3/12/30	125,000	121,349
Great-West Lifeco Finance 2018 LP, 4.05%, 5/17/28(b)	50,000	52,391
Marsh & McLennan Cos., Inc., 4.38%, 3/15/29	100,000	110,109
MetLife, Inc., 3.60%, 11/13/25	275,000	285,706
Principal Financial Group, Inc., 3.10%, 11/15/26	75,000	76,146
Progressive Corp. (The), 3.95%, 3/26/50	50,000	58,389
XLIT Ltd., 4.45%, 3/31/25	50,000	51,637
		1,392,772
Internet - 0.1%
Amazon.com, Inc., 3.88%, 8/22/37	50,000	59,729

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Investment Companies - 0.2%
Huarong Finance 2019 Co. Ltd., 3.75%, 5/29/24	$200,000	$198,018
Lodging - 0.1%
Marriott International, Inc., 2.30%, 1/15/22	100,000	93,731

Machinery-Diversified - 0.3%
Otis Worldwide Corp.
2.29%, 4/5/27(b)	50,000	47,800
2.57%, 2/15/30(b)	250,000	242,974
		290,774
Media - 1.5%
Comcast Corp.
3.70%, 4/15/24	150,000	160,973
3.10%, 4/1/25	50,000	53,111
3.95%, 10/15/25	125,000	135,918
3.30%, 4/1/27	125,000	134,200
4.15%, 10/15/28	325,000	364,914
3.75%, 4/1/40	25,000	28,222
Fox Corp.
4.03%, 1/25/24(b)	75,000	77,910
4.71%, 1/25/29(b)	50,000	54,796
3.50%, 4/8/30	50,000	49,900
Walt Disney Co. (The)
3.70%, 9/15/24	200,000	214,177
4.70%, 3/23/50	50,000	65,338
		1,339,459
Mining - 0.4%
Glencore Funding LLC, 4.63%, 4/29/24(b)	250,000	228,625
Newmont Corp., 2.25%, 10/1/30	150,000	139,373
		367,998
Miscellaneous Manufacturing - 0.1%
General Electric Co.
2.70%, 10/9/22	25,000	24,285
3.10%, 1/9/23	75,000	75,548
		99,833
Oil & Gas - 1.5%
BP Capital Markets America, Inc.
3.22%, 4/14/24	25,000	25,470
3.41%, 2/11/26	75,000	74,939
4.23%, 11/6/28	75,000	80,842
BP Capital Markets PLC, 3.72%, 11/28/28	175,000	182,924
Gazprom PJSC Via Gaz Capital SA, 4.95%, 3/23/27	400,000	415,104
Marathon Petroleum Corp.
3.63%, 9/15/24	50,000	44,329
3.80%, 4/1/28	25,000	21,990

	Shares/ Principal	Fair Value
Oil & Gas (continued)
Occidental Petroleum Corp., 2.90%, 8/15/24	$375,000	$205,247
Phillips 66, 3.90%, 3/15/28	150,000	148,254
Pioneer Natural Resources Co., 3.95%, 7/15/22	125,000	120,415
		1,319,514
Oil & Gas Services - 0.0%†
Halliburton Co., 3.80%, 11/15/25	5,000	4,719

Pharmaceuticals - 1.5%
AbbVie, Inc.
3.75%, 11/14/23	125,000	129,514
4.05%, 11/21/39(b)	125,000	128,576
4.88%, 11/14/48	25,000	29,003
4.25%, 11/21/49(b)	350,000	371,819
Bristol-Myers Squibb Co., 3.90%, 2/20/28(b)	25,000	27,785
Cigna Corp.
3.75%, 7/15/23	266,000	273,482
3.40%, 3/15/50	200,000	188,756
CVS Health Corp.
3.88%, 7/20/25	25,000	26,263
4.78%, 3/25/38	75,000	82,930
Pfizer, Inc., 2.63%, 4/1/30	25,000	26,287
		1,284,415
Pipelines - 1.6%
Energy Transfer Operating LP
4.20%, 9/15/23	175,000	152,867
2.90%, 5/15/25	100,000	83,618
5.25%, 4/15/29	100,000	82,927
5.30%, 4/15/47	50,000	37,993
Enterprise Products Operating LLC, 3.70%, 2/15/26	300,000	299,481
MPLX LP
4.80%, 2/15/29	50,000	44,031
4.50%, 4/15/38	75,000	58,563
Sabine Pass Liquefaction LLC
5.63%, 4/15/23	100,000	93,050
5.63%, 3/1/25	275,000	252,420
5.00%, 3/15/27	100,000	84,970
Sunoco Logistics Partners Operations LP, 5.40%, 10/1/47	100,000	79,651
Williams Cos., Inc. (The), 4.00%, 9/15/25	175,000	153,646
		1,423,217
REITS - 2.0%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/26	75,000	74,929
3.38%, 8/15/31	75,000	72,973
American Homes 4 Rent LP, 4.90%, 2/15/29	50,000	48,674

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
REITS (continued)
American Tower Corp.
3.38%, 5/15/24	$200,000	$200,419
2.40%, 3/15/25	125,000	122,720
Camden Property Trust, 3.15%, 7/1/29	75,000	73,785
Crown Castle International Corp.
3.15%, 7/15/23	100,000	100,373
3.65%, 9/1/27	75,000	75,957
3.30%, 7/1/30	25,000	24,795
CubeSmart LP, 4.38%, 12/15/23	75,000	80,050
Essex Portfolio LP, 3.00%, 1/15/30	75,000	71,013
Federal Realty Investment Trust, 3.25%, 7/15/27	150,000	147,889
Kilroy Realty LP, 4.75%, 12/15/28	100,000	104,173
Regency Centers LP, 2.95%, 9/15/29	125,000	117,712
Spirit Realty LP, 3.40%, 1/15/30	100,000	85,924
VEREIT Operating Partnership, LP
4.63%, 11/1/25	200,000	186,648
4.88%, 6/1/26	75,000	72,236
WP Carey, Inc., 3.85%, 7/15/29	75,000	73,094
		1,733,364
Retail - 0.8%
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27(b)	50,000	48,906
Dollar Tree, Inc.
4.00%, 5/15/25	75,000	76,811
4.20%, 5/15/28	125,000	124,709
Lowe’s Cos., Inc.
5.00%, 4/15/40	75,000	85,499
5.13%, 4/15/50	100,000	120,735
McDonald’s Corp., 4.45%, 9/1/48	25,000	27,705
Starbucks Corp., 3.80%, 8/15/25	150,000	159,067
Walmart, Inc., 4.05%, 6/29/48	75,000	93,576
		737,008
Savings & Loans - 0.2%
Nationwide Building Society, 3.96%, (3 Month US Libor + 1.86%), 7/18/30(a),(b)	200,000	202,008
Semiconductors - 1.3%
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.63%, 1/15/24	240,000	235,748
3.13%, 1/15/25	225,000	215,669
3.50%, 1/15/28	26,000	24,071
Broadcom, Inc.
3.13%, 10/15/22(b)	225,000	222,848
3.63%, 10/15/24(b)	150,000	147,608
4.25%, 4/15/26(b)	125,000	122,889
Microchip Technology, Inc., 3.92%, 6/1/21	75,000	73,079

	Shares/ Principal	Fair Value
Semiconductors (continued)
NVIDIA Corp., 3.20%, 9/16/26	$75,000	$83,504
		1,125,416
Software - 1.2%
Adobe, Inc.
2.15%, 2/1/27	75,000	75,940
2.30%, 2/1/30	125,000	125,168
Fiserv, Inc.
3.80%, 10/1/23	50,000	51,644
2.75%, 7/1/24	150,000	150,571
3.20%, 7/1/26	150,000	154,930
4.20%, 10/1/28	100,000	108,199
Microsoft Corp., 3.70%, 8/8/46	150,000	180,066
Oracle Corp.
3.60%, 4/1/40	75,000	75,007
3.60%, 4/1/50	75,000	75,002
3.85%, 4/1/60	75,000	75,485
		1,072,012
Telecommunications - 2.5%
AT&T, Inc.
3.20%, 3/1/22	100,000	101,393
3.40%, 5/15/25	225,000	234,045
3.60%, 7/15/25	100,000	105,950
4.25%, 3/1/27	150,000	159,325
5.25%, 3/1/37	125,000	145,836
4.90%, 8/15/37	50,000	55,707
Verizon Communications, Inc.
3.38%, 2/15/25	25,000	26,705
4.33%, 9/21/28	313,000	355,981
3.88%, 2/8/29	75,000	82,944
4.02%, 12/3/29	25,000	28,078
3.15%, 3/22/30	75,000	80,786
5.25%, 3/16/37	100,000	127,012
4.86%, 8/21/46	175,000	228,383
5.01%, 4/15/49	150,000	201,576
4.00%, 3/22/50	25,000	29,566
Vodafone Group PLC, 3.75%, 1/16/24	200,000	208,212
		2,171,499
Transportation - 0.3%
Burlington Northern Santa Fe LLC, 3.25%, 6/15/27	75,000	77,543
Canadian Pacific Railway Co., 2.05%, 3/5/30	50,000	46,482
FedEx Corp., 3.40%, 2/15/28	25,000	24,724
United Parcel Service, Inc., 5.30%, 4/1/50	100,000	131,005
		279,754
Total Corporate Bonds and Notes (Cost - $38,266,209)		38,721,214

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Agency Mortgage Backed Securities - 41.3%
Federal Home Loan Mortgage Corporation - 4.9%
Freddie Mac Gold Pool
4.00%, 3/1/48	$404,862	$432,190
4.00%, 4/1/48	487,695	520,615
Freddie Mac Pool
4.00%, 1/1/49	943,270	1,026,366
5.00%, 10/1/49	2,107,973	2,323,092
		4,302,263
Federal National Mortgage Association - 14.9%
Fannie Mae Pool
4.50%, 6/1/31	627,676	681,106
5.00%, 11/1/48	714,321	796,926
Federal National Mortgage Association
2.50%, 4/1/50(d)	4,000,000	4,143,750
3.00%, 4/1/50(d)	1,000,000	1,048,281
3.50%, 4/1/50(d)	4,000,000	4,228,125
4.00%, 4/1/50(d)	1,000,000	1,066,250
5.00%, 4/1/50(d)	1,000,000	1,079,063
		13,043,501
Government National Mortgage Association - 21.5%
Ginnie Mae II Pool
4.50%, 2/20/48	546,422	591,078
4.50%, 5/20/48	644,163	682,276
4.50%, 8/20/48	792,488	840,492
5.00%, 8/20/48	331,349	349,199
4.50%, 9/20/48	2,851,572	3,014,366
5.00%, 10/20/48	1,038,774	1,085,314
5.00%, 11/20/48	682,853	719,640
5.00%, 1/20/49	1,150,897	1,206,644
4.00%, 2/20/49	883,695	938,319
4.50%, 3/20/49	30,294	32,419
5.00%, 3/20/49	735,143	775,426
4.00%, 5/20/49	908,297	963,617
4.50%, 5/20/49	40,051	42,462
5.00%, 5/20/49	158,591	166,657
Government National Mortgage Association
2.50%, 4/20/50(d)	4,000,000	4,179,375
3.00%, 4/20/50(d)	3,000,000	3,172,031
		18,759,315
Total Agency Mortgage Backed Securities (Cost - $35,455,303)		36,105,079
Asset Backed and Commercial Backed Securities - 6.9%
ACIS CLO 2014-4 Ltd., 3.18%, (3 Month US Libor + 1.42%), 5/1/26 (a),(b)	239,610	233,661
ASSURANT CLO II LTD., 2.86%, (3 Month US Libor + 1.04%), 4/20/31 (a),(b)	1,500,000	1,378,586
Catamaran CLO 2013-1 Ltd., 2.64%, (3 Month US Libor + 0.85%), 1/27/28 (a),(b)	399,269	375,262
CBAM 2018-5 Ltd., 2.86%, (3 Month US Libor + 1.02%), 4/17/31 (a),(b)	350,000	329,594

	Shares/ Principal		Fair Value
Asset Backed and Commercial Backed Securities (continued)
Elmwood CLO IV Ltd., 2.42%, (3 Month US Libor + 1.24%), 4/15/33 (a),(b)	$600,000		$557,999
Harben Finance 2017-1 PLC, 1.55%, (3 Month GBP Libor + 0.80%), 8/20/56 (a)	98,620		120,080
Kentucky Higher Education Student Loan Corp., 1.58%, (1 Month US Libor + 0.60%), 9/1/28 (a)	715,968		711,766
London Wall Mortgage Capital PLC, 1.61%, (3 Month GBP Libor + 0.85%), 11/15/49 (a)	136,713		165,740
OCP CLO 2015-10 Ltd., 2.61%, (3 Month US Libor + 0.82%), 10/26/27 (a),(b)	452,079		431,138
PHEAA Student Loan Trust 2012-1, 1.50%, (1 Month US Libor + 0.55%), 5/25/57 (a),(b)	289,461		277,205
Scholar Funding Trust 2010-A, 2.55%, (3 Month US Libor + 0.75%), 10/28/41 (a),(b)	37,911		36,399
TICP CLO X Ltd., 2.82%, (3 Month US Libor + 1.00%), 4/20/31 (a),(b)	1,550,000		1,454,912
Total Asset Backed and Commercial Backed Securities (Cost - $6,450,309)			6,072,342
Sovereign Debts - 1.6%
Colombia Government International Bond, 3.00%, 1/30/30	200,000		182,500
Mexico Government International Bond
1.63%, 4/8/26	100,000	EUR	103,800
3.25%, 4/16/30	290,000		272,600
Perusahaan Penerbit SBSN Indonesia III, 4.55%, 3/29/26	520,000		531,653
Qatar Government International Bond, 4.50%, 4/23/28 (b)	200,000		218,888
Romanian Government International Bond, 2.00%, 1/28/32 (b)	70,000	EUR	68,805
Total Sovereign Debts (Cost - $1,403,174)			1,378,246
Municipal Bonds - 1.5%
City of Chicago, 7.75%, 1/1/42	480,000		619,565
New Jersey Turnpike Authority, 7.10%, 1/1/41	25,000		35,612
State of California, 7.60%, 11/1/40	175,000		291,221
State of Illinois, 5.10%, 6/1/33 (e)	325,000		322,605
Total Municipal Bonds (Cost - $1,209,767)			1,269,003

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Short-Term Investments - 24.4%
Money Market Funds - 24.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.34%(f) (Cost - $21,363,462)	21,363,462	$21,363,462
Total Investments - 120.0% (Cost - $104,148,224)		$104,909,346
Other Assets Less Liabilities - Net (20.0)%		(17,499,580)
Total Net Assets - 100.0%		$87,409,766

†	Represents less than 0.05%.
(a)	Variable rate security. The rate shown is the rate in effect at period end.
(b)

144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2020, these securities amounted to $10,443,259 or 11.9% of net assets.

(c)	Step coupon.
(d)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(e)	Sinking bond security.
(f)	The rate shown is the annualized seven-day yield at period end.

CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
SOFR	-	Secured Overnight Financing Rate

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

Futures Contracts

	Counterparty	Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 10 Year Note Future	Credit Suisse	14	6/19/2020	$1,941,625	$1,344
U.S. 2 Year Note Future	Credit Suisse	6	6/30/2020	1,322,297	7,060
U.S. Long Bond Future	Credit Suisse	7	6/19/2020	1,253,437	59,339
U.S. Ultra Bond Future	Credit Suisse	32	6/19/2020	7,100,000	637,369

					705,112
Short Futures Contracts
Australian 10 Year Bond Future	Credit Suisse	1	6/15/2020	92,181	394
U.S. 10 Year Ultra Future	Credit Suisse	3	6/19/2020	468,094	(25,222)
U.S. 5 Year Note Future	Credit Suisse	1	6/30/2020	125,359	(659)

					(25,487)
Total Net Unrealized Appreciation on Futures contracts					$679,625

Interest Rate Swaptions Written

Counterparty	Description*	Put Call	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
Bank of America	Receives 6 Month Euribor	Put	Pays 0.26%	08/28/20	340,000 EUR	$(2,295)	$(6,114)	$3,819
Bank of America	Receives 6 Month Euribor	Call	Pays 0.35%	05/27/20	1,180,000 EUR	(1,819)	(1,372)	(447)
Bank of America	Receives 6 Month Euribor	Put	Pays 0.10%	05/27/20	1,180,000 EUR	(2,056)	(4,050)	1,994
JP Morgan Chase Bank	Receives 6 Month Euribor	Call	Pays 0.35%	05/27/20	580,000 EUR	(894)	(738)	(156)
JP Morgan Chase Bank	Receives 6 Month Euribor	Put	Pays 0.10%	05/27/20	580,000 EUR	(1,011)	(2,087)	1,076
JP Morgan Chase Bank	Receives 6 Month Euribor	Call	Pays 0.35%	08/13/20	990,000 EUR	(2,868)	(2,610)	(258)
Bank of America	Receives 6 Month Euribor	Call	Pays 0.35%	08/13/20	990,000 EUR	(2,868)	(2,470)	(398)
JP Morgan Chase Bank	Receives 6 Month Euribor	Put	Pays 0.40%	06/26/20	720,000 EUR	(1,046)	(2,254)	1,208
JP Morgan Chase Bank	Receives 6 Month Euribor	Put	Pays 0.40%	06/26/20	490,000 EUR	(713)	(1,599)	886
Bank of America	Receives 3 Month Euribor	Put	Pays 0.39%	03/25/21	2,140,000 EUR	(2,547)	(2,579)	32
Bank of America	Receives 3 Month Euribor	Put	Pays 0.39%	03/25/21	2,140,000 EUR	(2,179)	(2,272)	93
JP Morgan Chase Bank	Receives 3 Month Euribor	Put	Pays 0.39%	03/25/21	550,000 EUR	(560)	(625)	65

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

Interest Rate Swaptions Written (continued)

Counterparty	Description*	Put Call	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
JP Morgan Chase Bank	Receives 3 Month Euribor	Call	Pays 0.39%	03/25/21	550,000 EUR	$(655)	$(625)	$(30)
JP Morgan Chase Bank	Receives 3 Month Euribor	Call	Pays 0.39%	03/25/21	510,000 EUR	(523)	(523)	–
JP Morgan Chase Bank	Receives 3 Month Euribor	Call	Pays 0.39%	03/25/21	510,000 EUR	(523)	(523)	–

Total Net Unrealized Appreciation on Written Interest Rate Swaptions							$(30,441)	$7,884

*	The Fund may receive or pay a variable rate.

Interest Rate Swaps

Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse	Quarterly	1.75%	3 Month US Libor	03/18/22	7,140,000	$190,980	$85,168	$105,812
Credit Suisse	Quarterly	3 Month US Libor	1 Month US Libor	07/25/24	1,900,000	(1,942)	40	(1,982)
Credit Suisse	Yearly	0.40%	Sterling Overnight Interbank Average Rate	03/18/25	1,000,000 GBP	9,794	1,574	8,220
Credit Suisse	Quarterly	1.50%	3 Month New Zealand Bank Bill Rate	03/18/25	720,000 NZD	18,474	5,594	12,880
Credit Suisse	Semi-Annually	6 Month Norway Ibor	2.00%	03/18/25	10,080,000 NOK	(54,818)	(11,139)	(43,679)
Credit Suisse	Semi-Annually	6 Month Australian Bill	1.50%	03/18/25	70,000 AUD	(1,955)	(1,199)	(756)
Credit Suisse	Semi-Annually	6 Month GBP Libor	1.00%	03/18/25	10,000 GBP	(290)	(224)	(66)
Credit Suisse	Semi-Annually	1.75%	3 Month Canadian Dollar Offered Rate	03/18/25	570,000 CAD	15,621	7,924	7,697
Credit Suisse	Yearly	0.27%	Sterling Overnight Interbank Average Rate	06/17/25	1,040,000 GBP	1,377	348	1,029
Credit Suisse	Semi-Annually	6 Month GBP Libor	0.50%	03/10/30	440,000 GBP	4,119	8,495	(4,376)
Credit Suisse	Semi-Annually	1.00%	6 Month Australian Bill	03/11/30	780,000 AUD	(5,085)	(12,256)	7,171
Credit Suisse	Semi-Annually	1.75%	6 Month Australian Bill	03/18/30	790,000 AUD	39,751	24,264	15,487

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

Interest Rate Swaps (continued)

Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse	Semi-Annually	2.00%	3 Month Canadian Dollar Offered Rate	03/18/30	280,000 CAD	$16,594	$6,404	$10,190
Credit Suisse	Semi-Annually	6 Month Euribor	0.50%	03/18/30	370,000 EUR	(21,904)	(30,531)	8,627
Credit Suisse	Semi-Annually	6 Month Norway Ibor	2.00%	03/18/30	1,160,000 NOK	(10,058)	(572)	(9,486)
Credit Suisse	Quarterly	3 Month Stibor	0.50%	03/18/30	3,200,000 SEK	(3,686)	(1,469)	(2,217)
Credit Suisse	Yearly	Sterling Overnight Interbank Average Rate	0.57%	03/18/30	390,000 GBP	(12,279)	1,717	(13,996)
Credit Suisse	Semi-Annually	-0.25%	6 Month Euribor	06/17/30	540,000 EUR	(14,631)	(22,002)	7,371
Credit Suisse	Yearly	Sterling Overnight Interbank Average Rate	0.31%	06/17/30	290,000 GBP	446	(810)	1,256
Credit Suisse	Yearly	Sterling Overnight Interbank Average Rate	0.40%	06/17/30	420,000 GBP	(4,772)	(1,544)	(3,228)
Credit Suisse	Yearly	Sterling Overnight Interbank Average Rate	0.40%	06/17/40	190,000 GBP	(2,429)	(752)	(1,677)
Total Net Unrealized Appreciation on Interest Rate Swaps							$59,030	$104,277

Credit Default Swaps

Counterparty	Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse	CD CDXIG528	Quarterly	Buy	1.00%	-	06/20/22	2,225,000	$(3,972)	$34,074	$(38,046)
Credit Suisse	CD BA	Quarterly	Buy	1.00%	-	06/20/24	100,000	(12,370)	2,022	(14,392)
Credit Suisse	CD PRU	Quarterly	Buy	1.00%	-	06/20/24	175,000	2,033	2,660	(627)
Credit Suisse	CD INDON	Quarterly	Buy	1.00%	-	06/20/24	550,000	(15,720)	3,001	(18,721)
Credit Suisse	CD GE	Quarterly	Buy	1.00%	-	06/20/24	225,000	(9,122)	(2,554)	(6,568)
Credit Suisse	CD RUSSIA	Quarterly	Buy	1.00%	-	12/20/24	70,000	(2,609)	(531)	(2,078)
Credit Suisse	CD GE	Quarterly	Buy	1.00%	-	12/20/24	125,000	(6,293)	(1,882)	(4,411)

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

Credit Default Swaps (continued)

Counterparty	Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse	CD CDXIG533	Quarterly	Sell	-	1.00%	12/20/24	$525,000	$1,732	$5,295	$(3,563)
Total Net Unrealized Depreciation on Credit Default Swaps									$42,085	$(88,406)

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
04/29/20	Morgan Stanley	70,165	GBP	87,698	USD	$(641)
04/29/20	Morgan Stanley	382,184	GBP	448,508	USD	25,690
04/29/20	Morgan Stanley	968,717	USD	747,262	GBP	41,545
05/14/20	Morgan Stanley	109,447	USD	100,721	EUR	(1,261)
06/17/20	Morgan Stanley	137,353	AUD	90,064	USD	(5,979)
06/17/20	Morgan Stanley	939,728	AUD	615,216	USD	(39,928)
06/17/20	Morgan Stanley	551,000	CAD	41,521,982	JPY	1,482
06/17/20	Morgan Stanley	530,369	CAD	368,000	USD	4,867
06/17/20	Morgan Stanley	33,467	CHF	35,822	USD	(1,104)
06/17/20	Morgan Stanley	170,000	EUR	20,269,100	JPY	(1,285)
06/17/20	Morgan Stanley	177,287	EUR	2,174,482	NOK	(12,024)
06/17/20	Morgan Stanley	102,000	EUR	1,131,496	SEK	(2,141)
06/17/20	Morgan Stanley	1,009,616	EUR	10,697,411	SEK	29,597
06/17/20	Morgan Stanley	1,432,970	EUR	1,615,602	USD	(38,590)
06/17/20	Morgan Stanley	7,395	EUR	8,378	USD	(239)
06/17/20	Morgan Stanley	329,176	GBP	422,201	USD	(13,482)
06/17/20	Morgan Stanley	144,461,140	JPY	1,381,319	USD	(38,754)
06/17/20	Morgan Stanley	6,758,818	NOK	643,440	EUR	(64,301)
06/17/20	Morgan Stanley	3,860,589	NOK	406,570	USD	(38,827)
06/17/20	Morgan Stanley	342,619	NZD	336,630	AUD	(3,085)
06/17/20	Morgan Stanley	263,125	NZD	1,638,926	NOK	(221)
06/17/20	Morgan Stanley	656,000	NZD	390,307	USD	(1,640)
06/17/20	Morgan Stanley	11,620,677	SEK	1,084,544	EUR	(18,716)
06/17/20	Morgan Stanley	886,026	SEK	93,775	USD	(4,198)
06/17/20	Morgan Stanley	90,324	USD	137,353	AUD	6,238
06/17/20	Morgan Stanley	407,196	USD	622,000	AUD	26,416
06/17/20	Morgan Stanley	254,792	USD	348,379	CAD	9,870

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

Forward Foreign Currency Contracts (continued)

Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
06/17/20	Morgan Stanley	1,898,801	USD	2,592,184	CAD	$76,412
06/17/20	Morgan Stanley	810,378	USD	719,000	EUR	19,104
06/17/20	Morgan Stanley	80,382	USD	8,174,624	JPY	4,410
06/17/20	Morgan Stanley	107,004	USD	1,241,311	NOK	(11,238)
06/17/20	Morgan Stanley	164,983	USD	261,896	NZD	9,814
06/17/20	Morgan Stanley	730	USD	1,229	NZD	2
06/17/20	Morgan Stanley	1,446,606	USD	2,280,490	NZD	95,460
06/17/20	Morgan Stanley	93,555	USD	886,026	SEK	3,978
Total Net Unrealized Appreciation on Forward Foreign Currency Contracts						$57,231